Borrowings (Policy)	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Repurchase Agreements, Policy

The Bank has repurchase agreements with several of its depositors, under which customers’ funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company’s policy to have repurchase agreements collateralized 100% by U.S. Government securities